General Information - Additional Information (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 17, 2019	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
General Information [Line Items]
Paid in share capital			R$ 730,747
Corporate income tax payment			94,781	R$ 182,324
Founders [Member]
General Information [Line Items]
Percentage of share capital owned		57.30%
Share capital		R$ 1,145,994
Corporate income tax payment			R$ 206,592
Founders [Member] | Issued capital [member]
General Information [Line Items]
Share capital		495,393
Share capital paid		R$ 650,601
Minority Shareholders [Member]
General Information [Line Items]
Shares exchanged value	R$ 1,101,013
Minority Shareholders [Member] | Issued capital [member]
General Information [Line Items]
Shares exchanged value	R$ 370,266